Securities Act Registration No. 333 -20635

Investment Company Act Registration No. 811 -08037

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.___ ☐

Post-Effective Amendment No. 99 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

Amendment No. 100 ☒

ADVISORONE FUNDS

17605 Wright Street

Omaha, NE 68130

(402) 493-3313

 Brian Nielsen, Secretary

Copies to:

James Ash, Esq.	JoAnn Strasser,Esq.
Senior Vice President	Thompson Hine LLP
Gemini Fund Services, LLC	41 South High Street, 17th Floor
80 Arkay Drive, Suite 110	Columbus, Ohio 43215
Hauppauge, New York 11788-0132

It is proposed that this filing will become effective:

[X]	immediately upon filing pursuant to Rule 485, paragraph (b)
[ ]	on _______________ pursuant to Rule 485, paragraph (b)
[ ]	60 days after filing pursuant to Rule 485, paragraph (a) (i)
[ ]	on [date] pursuant to Rule 485, paragraph (a) (i)
[ ]	75 days after filing pursuant to Rule 485, paragraph (a) (ii)
[ ]	pursuant to Rule 485, paragraph (a) (ii)
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the Horizon Active Asset Allocation Fund, Horizon Active Income Fund and the Horizon Active Risk Assist Fund, each a series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has duly caused this Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Omaha, State of Nebraska, on April 10, 2015.

ADVISORONE FUNDS

(Registrant)

By: /s/ Ryan Beach

Ryan Beach,   President

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

By:           ***

Todd Clarke                                       Interested Trustee                                            April 10, 2015

          ***

Eric Clarke                                          Interested Trustee                                             April 10, 2015

           *

Larry A. Carter                                   Trustee                                                               April 10, 2015

           *

John W. Davidson                            Trustee                                                               April 10, 2015

           *

 Edward D. Foy                                  Trustee                                                               April 10, 2015

           *

 Gary Lanzen                                     Trustee                                                               April 10, 2015

           **

Dawn Borelli                                       Principal Financial Officer &Treasurer          April 10, 2015

/s/ Ryan Beach

Ryan Beach                                        Pricipal Executive Officer                                 April 10, 2015

By: /s/ Brian Nielsen

Brian Nielsen                                     (*)(**)(***)Attorney-in-Fact                         April 10, 2015

* Pursuant to Powers of Attorney previously filed in Post-Effective Amendment No. 62 on March 15, 2012 are incorporated herein by reference.

** Pursuant to a Power of Attorney previously filed in Post-Effective Amendment No. 96 on November 14, 2014, is incorporated herein by reference.

***Pursuant to Powers of Attorney previously filed in Post-Effective Amendment No. 68 on December 26, 2012 are incorporated herein by reference.

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase